INCOME TAXES (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current expense:
Federal									$ 2,614,954	$ 2,387,642	$ 4,102,344
State									527,100	377,500	18,100
Deferred expense (benefit)									1,121,173	384,665	(3,861,067)
Total	1,129,145	1,212,795	564,780	1,356,507	835,205	566,349	402,313	1,345,940	4,263,227	3,149,807	259,377
Income tax expense differs from that computed at the federal statutory rate, Amount
Tax at statutory federal income tax rate									4,932,520	3,812,959	1,207,736
Non-taxable income from bank-owned life insurance									(350,563)	(364,357)	(371,331)
Non-taxable interest and dividends									(517,512)	(487,417)	(440,263)
State taxes, net of federal benefit									342,615	249,150	11,946
Other, net									(143,833)	(60,528)	(148,711)
Total	$ 1,129,145	$ 1,212,795	$ 564,780	$ 1,356,507	$ 835,205	$ 566,349	$ 402,313	$ 1,345,940	$ 4,263,227	$ 3,149,807	$ 259,377
Income tax expense differs from that computed at the federal statutory rate, %
Tax at statutory federal income tax rate (as a percent)									35.00%	34.00%	34.00%
Non-taxable income from bank-owned life insurance (as a percent)									(2.50%)	(3.30%)	(10.40%)
Non-taxable interest and dividends (as a percent)									(3.70%)	(4.30%)	(12.40%)
State taxes, net of federal benefit (as a percent)									2.40%	2.20%	0.30%
Other, net (as a percent)									(0.90%)	(0.50%)	(4.20%)
Total (as a percent)									30.30%	28.10%	7.30%